Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets [Abstract]
Prepayment and other current assets	¥ 5,662	¥ 11,395	¥ 1,194